EQUITY (Details Narrative) - USD ($)	Aug. 08, 2024	May 17, 2023	Feb. 22, 2023	Jul. 22, 2024	Mar. 31, 2024	Sep. 30, 2023	Jul. 29, 2022
Authorized share capital		$ 50,000					$ 50,000
Common stock, authorized shares		50,000,000	50,000,000		500,000,000	500,000,000	50,000,000
Common stock, par value		$ 0.001	$ 0.001		$ 0.0001	$ 0.0001	$ 0.001
Number of shares of common stock			14,990,000
Share price			$ 0.001
Common stock, shares issued			15,000,000		15,000,000	15,000,000
Common stock, shares outstanding			15,000,000		15,000,000	15,000,000
Subsequent Event [Member]
Common stock, authorized shares				2,150,000
Number of shares of common stock	56,342
Share price	$ 4.00			$ 4.00
Common stock, shares issued	56,342
Shares issued price per share	$ 4.00			$ 4.00
Proceeds from issuance of common stock	$ 8,825,368
Ordinary shares issued				17,206,342
Ordinary shares outstanding				17,206,342
Lasting Success Holdings Limited [Member]
Number of shares of common stock			4,497,000
Mr. Bun Kwai [Member]
Number of shares of common stock			10,493,000
Shareholders [Member]
Stock issued during period shares surrendered		135,000,000
Shares issued price per share		$ 0.0001